Capital Stock Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014
Capital Stock Transactions [Abstract]
Stock repurchase program, amount authorized				$ 100
Shares repurchased	1,182,934	1,356,344	932,706
Weighted average price per share	$ 93.01	$ 68.50	$ 64.87